5. Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Amounts Receivable And Prepaid Expenses
Amounts Receivable and Prepaid Expenses
($000s)	December 31, 2017	December 31, 2016
HST	265	250
Prepaid expenses and other receivables	357	387
	622	637